SUPPLEMENTAL CASH FLOW INFORMATION (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisitions of property and equipment - Credited to trade payables	Rp 4,275	Rp 5,525	Rp 6,199
Acquisitions of property and equipment - Advance paid	2,837
Acquisitions of property and equipment - Non-monetary exchange		816	636
Acquisitions of property and equipment - Interest capitalization	270	328	188
Acquisitions of property and equipment - Credited to obligations under finance leases	201	518	368
Acquisitions of intangible assets: Credited to trade payables	Rp 235	Rp 846	Rp 41